ADVISORSHARES SAGE CORE RESERVES ETF

Schedule of Investments

September 30, 2021 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS – 52.4%

Airlines – 1.2%
Delta Air Lines, Inc., 3.63%, 03/15/22	$229,000	$231,047
United Airlines Holdings, Inc., 4.25%, 10/01/22	232,000	236,857
Total Airlines		467,904

Banks – 13.5%
Bank of America Corp., Series MTN, 1.29%, (3-Month USD LIBOR + 1.16%), 01/20/23@	71,000	71,248
Bank of America Corp., 3.00%, (3-Month USD LIBOR + 0.79%), 12/20/23@	1,000,000	1,030,750
Citigroup, Inc., 1.09%, (3-Month USD LIBOR + 0.96%), 04/25/22@	735,000	738,289
Citigroup, Inc., 2.31%, (SOFR + 0.87%), 11/04/22@	344,000	344,530
Goldman Sachs Group, Inc. (The), 2.88%, (3-Month USD LIBOR + 0.82%), 10/31/22@	419,000	419,731
Goldman Sachs Group, Inc. (The), 0.48%, (SOFR + 0.43%), 03/08/23@	585,000	585,522
Morgan Stanley, 4.88%, 11/01/22	920,000	963,927
Wells Fargo & Co., Series M, 3.45%, 02/13/23	1,116,000	1,161,706
Total Banks		5,315,703

Biotechnology – 1.1%
Biogen, Inc., 3.63%, 09/15/22	443,000	456,958

Diversified Financial Services – 5.6%
Air Lease Corp., 3.50%, 01/15/22	777,000	783,753
Aircastle Ltd., 4.40%, 09/25/23	325,000	346,169
American Express Co., 0.75%, (3-Month USD LIBOR + 0.62%), 05/20/22@	842,000	844,875
OneMain Finance Corp., 6.13%, 05/15/22	220,000	225,500
Total Diversified Financial Services		2,200,297

Electric – 7.7%
Edison International, 2.40%, 09/15/22	735,000	747,001
Entergy Corp., 4.00%, 07/15/22	667,000	681,652
Exelon Corp., 3.50%, 06/01/22	666,000	677,711
NextEra Energy Capital Holdings, Inc., 2.80%, 01/15/23	451,000	464,159
OGE Energy Corp., 0.70%, 05/26/23	113,000	113,012
Pacific Gas and Electric Co., 1.75%, 06/16/22	370,000	369,453
Total Electric		3,052,988

Electronics – 1.2%
Jabil, Inc., 4.70%, 09/15/22	442,000	459,684

Gas – 3.5%
CenterPoint Energy Resources Corp., 0.62%, (3-Month USD LIBOR + 0.50%), 03/02/23@	911,000	911,152
Southern California Gas Co., 0.47%, (3-Month USD LIBOR + 0.35%), 09/14/23@	466,000	466,173
Total Gas		1,377,325

Healthcare - Products – 0.7%
Boston Scientific Corp., 3.38%, 05/15/22	256,000	260,863

Healthcare - Services – 2.2%
Humana, Inc., 3.15%, 12/01/22	581,000	595,872
Molina Healthcare, Inc., 5.38%, 11/15/22	265,000	273,533
Total Healthcare - Services		869,405

Investments	Principal	Value
CORPORATE BONDS (continued)

Home Builders – 1.1%
Lennar Corp., 4.13%, 01/15/22	$436,000	$436,545

Investment Companies – 1.5%
Ares Capital Corp., 3.63%, 01/19/22	604,000	608,004

Media – 1.5%
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.46%, 07/23/22	344,000	352,784
DISH DBS Corp., 5.88%, 07/15/22	220,000	226,765
Total Media		579,549

Mining – 0.9%
Freeport-McMoRan, Inc., 3.55%, 03/01/22	351,000	351,439

Pharmaceuticals – 1.7%
AbbVie, Inc., 2.90%, 11/06/22	670,000	688,234

Pipelines – 2.2%
Kinder Morgan Energy Partners LP, 3.45%, 02/15/23	509,000	526,194
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 06/01/22	348,000	352,607
Total Pipelines		878,801

REITS – 3.0%
Host Hotels & Resorts LP, Series D, 3.75%, 10/15/23	325,000	340,367
Kimco Realty Corp., 3.40%, 11/01/22	822,000	844,546
Total REITS		1,184,913

Retail – 0.9%
QVC, Inc., 4.38%, 03/15/23	336,000	350,868

Software – 1.9%
VMware, Inc., 2.95%, 08/21/22	730,000	745,206

Telecommunications – 1.0%
Qwest Corp., 6.75%, 12/01/21	379,000	382,699

Total Corporate Bonds
(Cost $20,616,634)		20,667,385

U.S. TREASURY NOTES – 20.0%
U.S. Treasury Note, 1.38%, 01/31/22	1,563,000	1,569,900
U.S. Treasury Note, 1.13%, 02/28/22	2,312,000	2,322,163
U.S. Treasury Note, 1.88%, 04/30/22	1,456,000	1,471,342
U.S. Treasury Note, 0.13%, 06/30/22	2,534,000	2,534,887
Total U.S. Treasury Notes
(Cost $7,897,897)		7,898,292

ASSET BACKED SECURITIES – 17.3%

Diversified Financial Services – 17.3%
American Express Credit Account Master Trust, Class A, Series 2019-1, 2.87%, 10/15/24	455,000	461,222
American Express Credit Account Master Trust, Class A, Series 2019-3, 2.00%, 04/15/25	540,000	549,992
First National Master Note Trust, Class A, Series 2018-1, 0.54%, (1-Month USD LIBOR + 0.46%), 10/15/24@	665,000	665,105
Ford Credit Auto Lease Trust 2021-B, Class A2, Series 2021-B, 0.24%, 04/15/24	590,000	589,975
Ford Credit Floorplan Master Owner Trust, Class A, Series 2017-3, 2.48%, 09/15/24	565,000	576,994

ADVISORSHARES SAGE CORE RESERVES ETF

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Investments	Principal/ Shares	Value
ASSET BACKED SECURITIES (continued)

Diversified Financial Services (continued)
GM Financial Consumer Automobile Receivables Trust 2021-2, Class A2, Series 2021-2, 0.27%, 06/17/24	$637,073	$637,325
Honda Auto Receivables 2021-3 Owner Trust, Class A2, Series 2021-3, 0.20%, 02/20/24	425,000	424,994
Hyundai Auto Receivables Trust, Class A2, Series 2020-C, 0.26%, 09/15/23	645,284	645,443
Invitation Homes Trust, Class B, Series 2018-SFR3, 1.23%, (1-Month USD LIBOR + 1.15%), 07/17/37@‡	199,981	200,723
Santander Drive Auto Receivables Trust 2020-4, Class B, Series 2020-4, 0.73%, 03/17/25	315,000	316,031
SoFi Consumer Loan Program Trust, Class A, Series 2020-1, 2.02%, 01/25/29‡	109,464	110,162
Tesla Auto Lease Trust, Class A2, Series 2021-A, 0.36%, 03/20/25‡	291,386	291,609
Verizon Owner Trust, Class A1A, Series 2019-A, 2.93%, 09/20/23	571,571	576,574
World Financial Network Credit Card Master Trust, Class A, Series 2019-B, 2.49%, 04/15/26	535,000	543,811
World Omni Auto Receivables Trust, Class A2, Series 2020-A, 1.71%, 11/15/22	230,946	231,566

Total Asset Backed Securities (Cost $6,814,586)		6,821,526

FOREIGN BONDS – 6.3%

Banks – 5.4%
Barclays PLC, 1.74%, (3-Month USD LIBOR + 1.63%), 01/10/23 (United Kingdom)@	697,000	699,387
Barclays PLC, 3.68%, 01/10/23 (United Kingdom)	342,000	345,013
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 09/15/22 (Switzerland)	1,050,000	1,084,546
Total Banks		2,128,946

Oil & Gas – 0.9%
Ecopetrol SA, 5.88%, 09/18/23 (Colombia)	328,000	353,666

Total Foreign Bonds (Cost $2,475,577)		2,482,612

MORTGAGE BACKED SECURITIES – 1.6%

Commercial Mortgage Backed Securities – 1.6%
Arroyo Mortgage Trust, Class A1, Series 2019-1, 3.81%, 01/25/49@‡*	176,646	179,506
Mello Warehouse Securitization Trust, Class A, Series 2020-1, 0.99%, (1-Month USD LIBOR + 0.90%), 10/25/53@‡	455,000	456,585

Total Mortgage Backed Securities (Cost $634,319)		636,091

MONEY MARKET FUND – 4.3%
JPMorgan U.S. Government Money Market Fund - Institutional Class, 0.03%(a)
(Cost $1,691,458)	1,691,458	1,691,458
Total Investments – 101.9%
(Cost $40,130,471)		40,197,364
Liabilities in Excess of Other Assets – (1.9%)		(762,878)
Net Assets – 100.0%		$39,434,486

LIBOR - London Interbank Offered Rate

LP - Limited Partnership

PLC - Public Limited Company

REITS - Real Estate Investment Trusts

SOFR - Secured Overnight Financing Rate

USD - United States Dollar

@	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2021.
*	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(a)	Rate shown reflects the 7-day yield as of September 30, 2021.

ADVISORSHARES SAGE CORE RESERVES ETF

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of September 30, 2021, in valuing the Fund's assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$20,667,385	$–	$20,667,385
U.S. Treasury Notes	–	7,898,292	–	7,898,292
Asset Backed Securities	–	6,821,526	–	6,821,526
Foreign Bonds	–	2,482,612	–	2,482,612
Mortgage Backed Securities	–	636,091	–	636,091
Money Market Fund	1,691,458	–	–	1,691,458
Total	$1,691,458	$38,505,906	$–	$40,197,364

ADVISORSHARES SAGE CORE RESERVES ETF

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Airlines	1.2%
Banks	18.9
Biotechnology	1.1
Commercial Mortgage Backed Securities	1.6
Diversified Financial Services	22.9
Electric	7.7
Electronics	1.2
Gas	3.5
Healthcare - Products	0.7
Healthcare - Services	2.2
Home Builders	1.1
Investment Companies	1.5
Media	1.5
Mining	0.9
Oil & Gas	0.9
Pharmaceuticals	1.7
Pipelines	2.2
REITS	3.0
Retail	0.9
Software	1.9
Sovereign	20.0
Telecommunications	1.0
Money Market Fund	4.3
Total Investments	101.9
Liabilities in Excess of Other Assets	(1.9)
Net Assets	100.0%